SCHEDULE OF ASSETS AND LIABILITIES OF DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ASSETS CLASSIFIED AS HELD FOR SALE
Right-of-use assets, net		¥ 469
Inventories, net
Other receivables and prepayments	5,895	5,802
Total assets	121,502	110,006
LIABILITIES DIRECTLY ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE
Accrued liabilities and other payables		3,079
Lease liabilities		485
Taxes payable	1,993	582
Total liabilities	¥ 19,261	103,541
Assets and liabilities classified as held for sale [member]
ASSETS CLASSIFIED AS HELD FOR SALE
Right-of-use assets, net		30,937
Inventories, net		28,749
Trade receivables, net		11,683
Other receivables and prepayments		3,000
Cash and bank balances		306
Total assets		74,675
LIABILITIES DIRECTLY ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE
Accrued liabilities and other payables		19,197
Amounts owed to related parties		35,057
Lease liabilities		33,325
Taxes payable		951
Total liabilities		¥ 88,530